Share Based Compensation - Schedule of Number, weighted Average Exercise Prices and Weighted-average Grant Date Fair Value of Share Options (Details)	3 Months Ended	12 Months Ended
	Dec. 31, 2019 USD ($) shares $ / shares	Dec. 31, 2019 USD ($) shares $ / shares	Dec. 31, 2019 HKD ($) shares $ / shares	Dec. 31, 2018 USD ($) shares $ / shares	Dec. 31, 2018 HKD ($) shares $ / shares	Dec. 31, 2017 USD ($) shares $ / shares	Dec. 31, 2017 HKD ($) shares $ / shares	Dec. 31, 2019 HKD ($) shares $ / shares	Dec. 31, 2018 HKD ($) shares $ / shares	Dec. 31, 2017 HKD ($) shares $ / shares
2014 Share Incentive Plan
Disclosure Of Share Based Compensation [Line Items]
Number of options outstanding beginning balance | shares		56,736,209	56,736,209	53,498,273	53,498,273	96,704,847	96,704,847
Exercised | shares		(42,091,694)	(42,091,694)			(39,262,654)	(39,262,654)
Anti-dilution adjustments | shares				4,731,938	4,731,938
Forfeited | shares		(747,211)	(747,211)	(1,494,002)	(1,494,002)	(3,943,920)	(3,943,920)
Number of options outstanding ending balance | shares	13,897,304	13,897,304	13,897,304	56,736,209	56,736,209	53,498,273	53,498,273
Number of options Vested and expected to vest | shares	13,670,469	13,670,469		55,921,341		49,573,551		13,670,469	55,921,341	49,573,551
Number of options exercisable | shares	12,007,012	12,007,012		50,155,161		33,196,944		12,007,012	50,155,161	33,196,944
Number of options non vested | shares	1,890,292	1,890,292		6,581,048		20,301,329		1,890,292	6,581,048	20,301,329
Weighted-average exercise price options outstanding beginning balance | $ / shares		$ 0.19		$ 0.21		$ 0.25
Weighted-average grant date fair value options exercised | $ / shares		0.18				0.30
Weighted-average exercise price options forfeited | $ / shares		0.20		0.24		0.24
Weighted-average exercise price options outstanding ending balance | $ / shares	$ 0.23	$ 0.23		$ 0.19		$ 0.21
Weighted-average exercise price options Vested and expected to vest	$ 0.23	$ 0.23		$ 0.19		$ 0.21
Weighted-average exercise price options exercisable | $ / shares	$ 0.23	$ 0.23		$ 0.18		$ 0.18
Weighted-average exercise price options non vested	$ 0.24	$ 0.24		$ 0.25		$ 0.26
Weighted-average grant date fair value options outstanding beginning balance	1.94	1.94		2.09		2.05
Weighted-average grant date fair value options exercised	1.97					1.98
Weighted-average grant date fair value options forfeited	2.04			2.05		2.08
Weighted-average grant date fair value options outstanding ending balance	1.92	1.92		1.94		2.09
Weighted-average grant date fair value options vested and expected to vest	1.92	1.92		1.94		2.09
Weighted-average grant date fair value options exercisable	1.91	1.91		1.94		2.11
Weighted-average grant date fair value options non vested	$ 1.92	$ 1.92		$ 1.91		$ 2.06
2017 Restricted Share Scheme and 2017 Option Plan
Disclosure Of Share Based Compensation [Line Items]
Number of options outstanding beginning balance | shares		36,086,303	36,086,303	26,961,386	26,961,386	12,034,480	12,034,480
Granted | shares		1,993,780	1,993,780	7,777,224	7,777,224	15,315,256	15,315,256
Exercised | shares		(9,696,202)	(9,696,202)
Anti-dilution adjustments | shares				2,384,714	2,384,714
Forfeited | shares		(1,743,373)	(1,743,373)	(1,037,021)	(1,037,021)	(388,350)	(388,350)
Number of options outstanding ending balance | shares	26,640,508	26,640,508	26,640,508	36,086,303	36,086,303	26,961,386	26,961,386
Number of options Vested and expected to vest | shares	25,329,481	25,329,481		28,604,121		18,362,420		25,329,481	28,604,121	18,362,420
Number of options exercisable | shares	6,065,968	6,065,968		7,252,971				6,065,968	7,252,971
Number of options non vested | shares	20,574,540	20,574,540		28,833,332		26,961,386		20,574,540	28,833,332	26,961,386
Weighted-average exercise price options outstanding beginning balance | $ / shares		$ 2.75		$ 1.89		$ 2.53
Weighted-average exercise price options granted | $ / shares		7.05		6.76		1.35
Weighted-average grant date fair value options exercised | $ / shares		1.78
Weighted-average exercise price options forfeited | $ / shares		2.67		1.35		0.29
Weighted-average exercise price options outstanding ending balance | $ / shares	$ 3.43	$ 3.43		$ 2.75		$ 1.89
Weighted-average exercise price options Vested and expected to vest	$ 3.44	$ 3.44		$ 2.58		$ 1.87
Weighted-average exercise price options exercisable | $ / shares	$ 2.45	$ 2.45		$ 1.76
Weighted-average exercise price options non vested	$ 3.71	$ 3.71		$ 3.00		1.89
Weighted-average grant date fair value options outstanding beginning balance		2.24		2.17		1.03
Weighted-average grant date fair value options granted		3.00		3.27		3.10
Weighted-average grant date fair value options exercised		1.95
Weighted-average grant date fair value options forfeited		2.33		1.85		3.39
Weighted-average grant date fair value options outstanding ending balance	2.39	2.39		2.24		2.17
Weighted-average grant date fair value options vested and expected to vest	2.38	2.38		2.38		2.18
Weighted-average grant date fair value options exercisable	2.04	2.04		1.75
Weighted-average grant date fair value options non vested	$ 2.50	$ 2.50		$ 2.47		$ 2.17
Share-based Compensation Plans | Tencent Holdings Limited
Disclosure Of Share Based Compensation [Line Items]
Number of options outstanding beginning balance | shares		75,100	75,100	85,335	85,335	85,660	85,660
Granted | shares						32,410	32,410
Exercised | shares		(10,000)	(10,000)	(10,235)	(10,235)	(32,735)	(32,735)
Number of options outstanding ending balance | shares	65,100	65,100	65,100	75,100	75,100	85,335	85,335
Number of options Vested and expected to vest | shares	63,626	63,626		63,462		57,795		63,626	63,462	57,795
Number of options exercisable | shares	35,605	35,605		24,212		8,055		35,605	24,212	8,055
Number of options non vested | shares	29,495	29,495		50,888		77,280		29,495	50,888	77,280
Weighted-average exercise price options outstanding beginning balance | $ / shares			$ 216.94		$ 208.93		$ 129.88
Weighted-average exercise price options granted | $ / shares							272.36
Weighted-average grant date fair value options exercised | $ / shares			174.86		150.16		64.88
Weighted-average exercise price options outstanding ending balance | $ / shares			$ 223.40		$ 216.94		$ 208.93
Weighted-average exercise price options Vested and expected to vest								$ 223.28	$ 214.53	$ 208.52
Weighted-average exercise price options exercisable | $ / shares								$ 219.24	$ 207.49	$ 174.86
Weighted-average exercise price options non vested								$ 228.43	$ 221.43	$ 212.48
Weighted-average grant date fair value options outstanding beginning balance			$ 66.76		$ 64.43		$ 53.63
Weighted-average grant date fair value options granted							81.70
Weighted-average grant date fair value options exercised			55.42		47.30		53.28
Weighted-average grant date fair value options outstanding ending balance			$ 68.50		$ 66.76		$ 64.43
Weighted-average grant date fair value options vested and expected to vest								68.47	66.11	64.25
Weighted-average grant date fair value options exercisable								67.38	64.21	55.42
Weighted-average grant date fair value options non vested								$ 69.86	$ 67.97	$ 65.37